CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash acquired	$ 0	$ 0
Reconciliation of cash and cash equivalents and restricted cash within the consolidated balance sheets to the amounts shown in the statements of cash flows above:
Cash and cash equivalents	169,022	67,637	$ 83,364	$ 83,499	$ 20,969
Restricted cash included in other noncurrent assets	740	749	649	644	500
Total cash and cash equivalents and restricted cash	$ 169,762	$ 68,386	$ 84,013	$ 84,143	$ 21,469	$ 23,632